Note 5 - Long-term Debt - Redemption Percentages (Details) - Senior Notes [Member] - Second Lien Notes [Member]	12 Months Ended
Dec. 31, 2020
Debt Instrument, Redemption, Period One [Member]
Redemption percentage	103.50%
Debt Instrument, Redemption, Period Two [Member]
Redemption percentage	100.00%